Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive Compensation Actually Paid (“CAP”) (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. See “Executive Compensation” in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Year-end value of $100 invested on 12/31/2020:
Year	Summary Compensation Table Total for Joseph Hanna(4) $	Compensation Actually Paid to Joseph Hanna(1)(2)(3)(4) $	Average Summary Compensation Table Total for Non-CEO NEOs $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) $	MGRC $	S&P 500 Industrials Index $	Net Income (in millions) $	Pre-Tax Income (in millions) $
2025	6,519,633	5,887,088	1,943,778	1,783,143	172.37	189.72	156.3	213.1
2024	5,477,843	4,483,538	1,449,500	1,303,477	180.65	158.87	231.7	313.6
2023	4,771,958	8,501,657	1,249,999	1,755,679	189.99	135.24	174.6	151.2
2022	3,121,167	4,871,184	1,029,825	1,480,971	153.87	114.48	115.1	150.0
2021	3,261,680	4,386,308	969,855	1,277,750	122.32	121.12	89.7	121.8

(1)
Deductions from, and additions to, total compensation in the “Summary Compensation Table” by year to calculate CAP include:

	2025
	Joseph Hanna	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$6,519,633	$1,943,778
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for Grant Date Values in the Summary Compensation Table	$—	$—
Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(4,301,228)	$(1,088,025)
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$3,548,733	$897,676
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(143,388)	$(30,457)
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$—	$—
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$114,575	$31,921
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$148,763	$28,250
Total Adjustments for Equity Awards	$(632,545)	$(160,635)
Compensation Actually Paid (as calculated)	$5,887,088	$1,783,143

(2)
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that as of the end of 2025, the fair value calculations of the PSUs granted in 2023 assumed a payout between target and maximum, in each case as compared to the grant date fair value calculations which assumed a payout at target.
(3)
Non-CEO NEOs reflect the average “Summary Compensation Table” total compensation and average CAP for the following executives by year:

2025: Pratt, Keith; Hawkins, Philip; Malek, Gilda; Van Trease, Kristina

2024: Pratt, Keith; Hawkins, Philip; Malek, Gilda; Van Trease, Kristina

2023: Pratt, Keith; Hawkins, Philip; Malek, Gilda; Van Trease, Kristina

2022: Pratt, Keith; Hawkins, Philip; Craft, Melodie; Van Trease, Kristina

2021: Pratt, Keith; Hawkins, Philip; Lieffrig, John; Craft, Melodie

(4)
The total compensation reported for Mr. Hanna for 2023 and 2024 has been revised to align with the Summary Compensation Table and compensation actually paid. These revisions correct a previous administrative error in the Pay Versus Performance table.

Company Selected Measure Name	Pre-TaxIncome
Named Executive Officers, Footnote
(3)
Non-CEO NEOs reflect the average “Summary Compensation Table” total compensation and average CAP for the following executives by year:

2025: Pratt, Keith; Hawkins, Philip; Malek, Gilda; Van Trease, Kristina

2024: Pratt, Keith; Hawkins, Philip; Malek, Gilda; Van Trease, Kristina

2023: Pratt, Keith; Hawkins, Philip; Malek, Gilda; Van Trease, Kristina

2022: Pratt, Keith; Hawkins, Philip; Craft, Melodie; Van Trease, Kristina

2021: Pratt, Keith; Hawkins, Philip; Lieffrig, John; Craft, Melodie

PEO Total Compensation Amount	$ 6,519,633	$ 5,477,843	$ 4,771,958	$ 3,121,167	$ 3,261,680
PEO Actually Paid Compensation Amount	$ 5,887,088	4,483,538	8,501,657	4,871,184	4,386,308
Adjustment To PEO Compensation, Footnote
(1)
Deductions from, and additions to, total compensation in the “Summary Compensation Table” by year to calculate CAP include:

	2025
	Joseph Hanna	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$6,519,633	$1,943,778
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for Grant Date Values in the Summary Compensation Table	$—	$—
Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(4,301,228)	$(1,088,025)
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$3,548,733	$897,676
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(143,388)	$(30,457)
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$—	$—
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$114,575	$31,921
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$148,763	$28,250
Total Adjustments for Equity Awards	$(632,545)	$(160,635)
Compensation Actually Paid (as calculated)	$5,887,088	$1,783,143

Non-PEO NEO Average Total Compensation Amount	$ 1,943,778	1,449,500	1,249,999	1,029,825	969,855
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,783,143	1,303,477	1,755,679	1,480,971	1,277,750
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Deductions from, and additions to, total compensation in the “Summary Compensation Table” by year to calculate CAP include:

	2025
	Joseph Hanna	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$6,519,633	$1,943,778
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$—	$—
Amount added for prior service cost impacting current year	$—	$—
Total Adjustments for Pension	$—	$—
Adjustments for Equity Awards
Adjustment for Grant Date Values in the Summary Compensation Table	$—	$—
Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(4,301,228)	$(1,088,025)
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$3,548,733	$897,676
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(143,388)	$(30,457)
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$—	$—
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$114,575	$31,921
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$148,763	$28,250
Total Adjustments for Equity Awards	$(632,545)	$(160,635)
Compensation Actually Paid (as calculated)	$5,887,088	$1,783,143

Equity Valuation Assumption Difference, Footnote
(2)
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that as of the end of 2025, the fair value calculations of the PSUs granted in 2023 assumed a payout between target and maximum, in each case as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

In our assessment, the most important performance measures used to link CAP (as calculated in accordance with the SEC rules) to Company performance are listed in the table below. The role of each of these performance measures in our executive compensation program is discussed in “Executive Compensation Program Design” in this Proxy Statement.

Performance Measures

Pre-Tax Income

Adjusted EBITDA

Total Shareholder Return Amount	$ 172.37	180.65	189.99	153.87	122.32
Peer Group Total Shareholder Return Amount	189.72	158.87	135.24	114.48	121.12
Net Income (Loss)	$ 156,300,000	$ 231,700,000	$ 174,600,000	$ 115,100,000	$ 89,700,000
Company Selected Measure Amount	213,100,000	313,600,000	151,200,000	150,000,000	121,800,000
PEO Name	Joseph Hanna
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(632,545)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,301,228)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,388)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,548,733
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,575
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,763
PEO | Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amount added for current year service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(160,635)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,088,025)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,457)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	897,676
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,921
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,250
Non-PEO NEO | Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Amount added for current year service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0